--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND                                ANNUAL REPORT
--------------------------------------------------------------------------------

JUNE 30, 2001

--------------------------------------------------------------------------------
President's Message
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

The fiscal year that ended June 30, 2001 began on the tail end of a decade-long period of economic growth, only to give way to a sharply slowing economy, which the Federal Reserve (the Fed) tried to help land softly with a series of interest rate cuts. Last summer and into the fall, warnings of an economic slowdown became reality as economic growth slowed and then stalled. Manufacturing orders and confidence began to slide in the latter half of 2000, and consumers began to move their money into the relative safety of fixed-income investments.

During the second half of the fund's fiscal year, the Fed's rapid-fire rate cutting dominated fixed-income markets. A surprise half point rate cut on January 3 began a string of six rate cuts in six months totaling 2.75 percentage points, as the Fed tried to pump new life into a stalled economy. Signals were mixed early in the year, as consumer confidence wavered, unemployment claims jumped and manufacturing had yet to emerge from its doldrums. The Fed's last quarter point rate cut lowered the federal funds rate to 3.75%, its lowest level since 1994. At this level the economy seems poised to settle into a period of slower, but potentially sustainable, growth.

Municipal money markets reacted as expected to interest rate swings during the period, as yields rose through 2000 and began to drop in 2001, when interest rates declined. During this period of volatility, bonds in general were a safe haven for investors seeking relative stability, and municipal bonds provided investors with tax-advantaged fixed income alternatives.

The following report provides you with more specific information about your fund's performance and investment strategy during the period. Thank you for choosing the Liberty Municipal Money Market Fund and for giving us the opportunity to serve your investment needs.



Respectfully,


/s/ Stephen E. Gibson
---------------------------
Stephen E. Gibson
President




---------------------------
Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee
---------------------------

Past performance cannot predict future investment results. Since economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue to come to pass.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------


LIBERTY MUNICIPAL MONEY MARKET FUND PERFORMS WELL.

The fund outperformed its peer group during the fiscal year ended June 30, 2001, with a total return of 3.31%. In contrast, the Lipper Tax-Exempt Money Market Fund Average had a total return of 3.25% during the same period. Our fund's average maturity, which was longer than its peer group average, was one factor that helped the fund outperform its peer average.

AVERAGE MATURITY AND VARIABLE RATE DEMAND NOTES KEY FACTORS.

At the end of 2000, before the Fed began to cut rates, the fund's average maturity was 48 days. This helped performance, particularly late last year when we were able to lock in rates on one-year securities before it became obvious that the Fed would begin to cut rates and yields would decline. The percentage of the fund's assets in tax and revenue anticipation notes, typically maturing in six months to one year, went from zero to approximately 2.5% of net assets during the period. Longer put bonds, which increased during the period as a percentage of net assets, also played a role in maintaining a relatively long average maturity. At the end of June 2001, the fund ended at 47 days, considerably above the peer group average of 36 days. At the beginning of the calendar year, the paper we bought yielded 4% and higher. As of June 30, the one-year municipal was yielding only 2.53%. With rates so low, the longer paper helped performance.

The spikes in performance of demand notes also helped the fund's performance during the period. With demand notes, we had a few periods during the fiscal year when yields were very attractive. At the end of September 2000, for example, we were able to buy variable rate demand notes yielding in the mid-5% range. At the same time, these securities, which offered us daily and weekly liquidity, gave us great flexibility. Demand notes rely more on supply and demand than on interest rates.


DISTRIBUTIONS DECLARED PER SHARE 7/1/00 - 6/30/01 ($)

Class A                  0.033
------------------------------
Class B                  0.023
------------------------------
Class C                  0.029
------------------------------

7-DAY YIELDS ON 6/30/01(2) (%)

Class A                   2.63
------------------------------
Class B                   1.61
------------------------------
Class C                   2.20
------------------------------

7-DAY TAXABLE-EQUIVALENT YIELDS ON 6/30/01(3) (%)

Class A                   4.35
------------------------------
Class B                   2.67
------------------------------
Class C                   3.64
------------------------------

30-DAY YIELDS ON 6/30/01(2) (%)

Class A                   2.65
------------------------------
Class B                   1.61
------------------------------
Class C                   2.25
------------------------------


(2) If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 0% and 1.06% for Class A shares, 0% and 0.04% for Class B shares and 0% and 0.65% for Class C shares.

(3) Taxable-equivalent yields are based on the 39.6% federal income tax rate.

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PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------


END OF RATE CUTS MAY BE NEAR.

We believe the yield curve may flatten even more if the Fed cuts rates one more time. At that point we expect to be at or near the end of the Fed's easing phase. Accompanying this should be a period of relative calm in the markets until the economy turns. When that happens, interest rates may go back up. We will be cautious in lengthening the fund's average maturity from its present level, although we expect to look for attractive longer notes until August. If we see signs of rates swinging the other way, we will look to shorten the fund's average maturity.


/s/ Veronica M. Wallace

Veronica M. Wallace, senior vice president of Stein Roe & Farnham Incorporated, is portfolio manager of the Liberty Municipal Money Market Fund.

PORTFOLIO BREAKDOWN(1) AS OF 6/30/01 (%)    PORTFOLIO MATURITY(1) AS OF 6/30/01 (%)
----------------------------------------    ----------------------------------------

Variable rate notes................ 71.3    0-29 days.......................... 75.1
Tax-exempt bonds.................... 8.5    30-89 days.........................  6.5
Other tax-exempt notes.............. 7.3    90-179 days........................  9.3
Put bonds........................... 5.6    180-299 days.......................  5.0
Tax & revenue anticipation notes.... 2.5    300-375 days.......................  4.1
Commercial paper...................  2.4
Bond anticipation notes............  2.4


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

(1) Portfolio breakdown and maturity weightings are unaudited and are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.

    An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    The fund pursues its objective by investing all of its assets in SR&F Municipal Money Market Portfolio, a municipal money market fund with the same investment objective as the fund.

    A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

    Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2001

MUNICIPAL SECURITIES - 102.2%            PAR          VALUE
-----------------------------------------------------------------

ALABAMA - 0.5%
Opelika Water Works Board, Series 2001,
    4.000% 6/1/02                       $  570,000   $    575,640
                                                      -----------

ARIZONA - 2.5%
Mesa, Series 1991,
    6.000% 7/1/01                        1,000,000      1,000,057

Phoenix Industrial Development
  Authority, Spring Air Mattress Co.,
  Series 1999,
    3.000% 4/1/19 (a)                    1,870,000      1,870,000

Tucson Business Development Finance
  Authority, Series 1992,
    5.850% 7/1/01                          100,000        100,005
                                                      -----------
                                                        2,970,062
                                                      -----------
CALIFORNIA - 0.8%
State Higher Education Loan
  Authority, Series 1994 A, VRDB,
    2.870% 7/1/05 (a)                    1,000,000      1,000,000
                                                      -----------
COLORADO - 6.9%
Boulder County, Boulder Medical
  Center Project, Series 1998,
    2.900% 1/1/17                        2,300,000      2,300,000

Boulder County, Humane Society, Inc.
  Project, Series 2001,
    2.850% 5/1/20                          300,000        300,000

Colorado Springs, Catalano Family
  L.L.P., Series 1998,
    2.950% 7/1/18 (a)                    1,025,000      1,025,000

Denver City & County, Worldport
  Project, Series 2000 A,
    2.950% 12/1/29                       1,200,000      1,200,000

Lowry Economic Redevelopment
  Authority, Series 1998 B, VRDB,
    2.650% 12/1/20                         900,000        900,000

SBC Metropolitan District, Series 1998,
    4.450% 12/1/17                       2,000,000      2,000,000

State Board of Agriculture, Series 2001,
    4.000% 12/1/01                         300,000        301,356

State Land & Facilities Corp, South
  Suburban Park & Recreation
  District, Series 2001,
    3.250% 12/1/01                         390,000        390,000
                                                      -----------
                                                        8,416,356
                                                      -----------
DISTRICT OF COLUMBIA - 1.7%
District of Columbia Housing Finance
  Agency, Series 2000 E,
    4.600% 7/23/01 (a)                  $1,000,000   $  1,000,000

District of Columbia Housing Finance
  Agency, Series 2001 B,
    3.400% 10/1/01                       1,000,000      1,000,000
                                                      -----------
                                                        2,000,000
                                                      -----------

GEORGIA - 1.5%
Conyers, Series 1993,
    4.380% 7/1/02                          150,000        151,722

Morgan County Development Authority,
  Ivex Corp., Series 1998,
    3.050% 6/1/08                          800,000        800,000

Winder-Barrow Industrial Building
  Authority, Thrall Car
  Manufacturing Co., Series 1988,
    2.950% 8/1/08                          800,000        800,000
                                                      -----------
                                                        1,751,722
                                                      -----------
IDAHO - 0.8%
Idaho TAN,
    3.750% 6/28/02                       1,000,000      1,011,080
                                                      -----------
ILLINOIS - 27.7%
ABN-AMRO Munitops Certificates,
  Series 1998-14, VRDB,
    2.790% 10/4/06 (b)                   1,000,000      1,000,000

Chicago, Archer Court Apartments,
  Series 1999 B,
    2.800% 6/1/19 (a)                    1,010,000      1,010,000

Chicago, De LaSalle Institute
  Project, Series 1997, VRDB,
    2.750% 4/1/27                          900,000        900,000

Chicago, Midway Airport, Series
  1999, VRDB,
    3.000% 1/1/29 (a)                    1,960,000      1,960,000

Chicago, PS Greetings, Inc., Series
  1999, VRDB,
    3.000% 5/1/24 (a)                    1,420,000      1,420,000

Chicago, Series 1997, VRDB,
    4.380% 1/1/06                          900,000        900,000

Chicago, Series 1999 A,
    4.250% 1/3/02                        1,000,000      1,000,000

Chicago, Series 2001,
    3.650% 1/3/03                        1,000,000      1,000,000



See notes to financial statements.

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INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------

ILLINOIS (CONTINUED)
Chicago, Series 2001 B,
    3.750% 3/1/02                     $1,000,000   $  1,000,000

Chicago, Stockyards Redevelopment
  Project, Series 1999 A, VRDB,
    2.750% 12/1/11                     1,400,000      1,400,000

East Dundee Otto Engineering, VRDB,
    2.800% 3/1/26                        850,000        850,000

Elk Grove Village, Series 2001,
    4.000% 12/1/01                       905,000        907,592

Glendale Heights, Judy L.L.C./York
  Corrugated,
  C160 Series 1998, VRDB,
    2.950% 8/1/28 (a)                  1,480,000      1,480,000

HDA Multi-Farm Sterling, VRDB,
    2.950% 10/1/35                     1,000,000      1,000,000

Lake County Community High School
  District No. 127, Series 2001,
    4.000% 11/1/01                       315,000        315,623

Melrose Park, Ninos Enterprises,
  Inc., Series 1999,
    3.100% 12/1/24 (a)                 3,400,000      3,400,000

Morton, Morton Welding Co., Inc.,
  Series 1996 A,
    3.050% 4/1/16 (b)                    835,000        835,000

Orlando Hills, 88th Avenue Project,
  Series 1985 A,
    2.800% 12/1/04                     1,000,000      1,000,000

Palatine, Little City Community
  Development Project, Series 1998,
  VRDB,
    2.900% 12/1/28                     1,000,000      1,000,000

Springfield, Oak Terrace Joint
  Venture L.P., Series 1999, VRDB,
    2.800% 12/1/25                     1,000,000      1,000,000

Springfield, Phillips Brothers,
  Inc., Series 1998,
    2.950% 6/1/18 (a) (b)              1,350,000      1,350,000

State Development Finance Authority,
  American Osteopathic Association,
  Series 1993, VRDB,
    2.800% 9/15/18                     2,155,000      2,155,000

State Development Finance Authority,
  Ivex Corp. Project, VRDB,
    3.050% 4/1/08                      1,500,000      1,500,000

State Development Finance Authority,
  McCormick Theological Seminary,
  Series 1999 A,
    2.800% 6/1/19                      1,000,000      1,000,000

State Development Finance Authority,
  Roosevelt University, Series 1995,
    2.800% 4/1/25                     $1,500,000   $  1,500,000

State Development Finance Authority,
  Wheaton Academy, Series 1998,
  VRDB,
    2.800% 10/1/28                     1,000,000      1,000,000

State Educational Facilities
  Authority, Aurora University,
  Series 1989, VRDB,
    2.800% 1/1/09                      1,400,000      1,400,000

Wood River City, Series 2001,
    3.000% 12/1/01                       285,000        285,000
                                                    -----------
                                                     33,568,215
                                                    -----------
INDIANA - 8.8%
Elkhart County Economic Development
  Authority, VRDB,
    2.900% 4/1/28                        975,000        975,000

Elkhart County, Adorn Inc., Series
  1995,
    3.250% 8/1/05 (a)                  1,000,000      1,000,000

Plymouth, Hillcrest Apartments,
  Series 1998 A, VRDB,
    2.900% 4/1/28 (a)                    975,000        975,000

Portage Economic Development
  Revision, Pedcor Investments,
  Series A,
    2.950% 8/1/30                      3,335,000      3,335,000

St. Joseph County, Pine Oaks
  Apartments, Series 1997 A, VRDB,
    2.900% 6/1/27 (a)                  2,365,000      2,365,000

State Development Finance Authority,
  Carr Metal Products, Inc., Series
  1999,
    3.350% 1/1/09 (a)                  1,160,000      1,160,000

State Transportation Finance
  Authority, Series 1992 A,
    6.100% 12/1/01                       850,000        855,898
                                                    -----------
                                                     10,665,898
                                                    -----------
IOWA - 12.3%
Clinton, Sethness Products Co.,
  Series 1996, VRDB,
    2.850% 9/1/11 (b)                  3,700,000      3,700,000

Muscatine County, Monsanto Co.,
  Series 1992,
    2.800% 10/1/07                     1,900,000      1,900,000

Scott County, Nichols Aluminum
  Project, Series 1999, VRDB,
    2.850% 6/1/14 (a) (b)              2,600,000      2,600,000

State, Series 2001,
    3.880% 1/30/02                     1,000,000      1,004,808

State, Series 2001 A,
    3.750% 6/21/02                     1,000,000      1,010,446



See notes to financial statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------

IOWA (CONTINUED)
State Higher Education Loan
  Authority, St. Ambrose University
  Project, Series 1995, VRDB,
    2.850% 2/1/05                     $1,800,000   $  1,800,000

State Higher Education Loan
  Authority, American Institute of
  Business, Series 1998, VRDB,
    2.850% 11/1/13                     1,880,000      1,880,000

Woodbury County, Siouxland Medical
  Educational Foundation, Series
  1996, VRDB,
    2.800% 11/1/16                     1,000,000      1,000,000
                                                    -----------
                                                     14,895,254
                                                    -----------
KENTUCKY - 1.3%
Shelby County, Roll Forming Corp.,
  Series 1996,
    2.950% 4/1/16 (a) (b)              1,325,000      1,325,000

State Property & Buildings
  Commission, Project No. 54,
    5.250% 9/1/01                        300,000        300,930
                                                    -----------
                                                      1,625,930
                                                    -----------
LOUISIANA - 0.8%
State Public Facilities Authority,
  Series 2000 F,
    5.000% 10/17/01                    1,000,000      1,001,284
                                                    -----------
MARYLAND - 0.3%
Baltimore, Wastewater Project,
  Series 2000 A,
    4.750% 7/1/01                        365,000        365,002
                                                    -----------
MICHIGAN - 2.9%
ABN-AMRO Munitops Certificates,
  Series 1998-13, VRDB,
    2.730% 10/4/06 (b)                 2,000,000      2,000,000

State Municipal Bond Authority,
  Series 2000 B-1,
    5.000% 7/2/01                      1,500,000      1,500,049
                                                    -----------
                                                      3,500,049
                                                    -----------
MISSOURI - 0.5%
Kansas City Industrial Development
  Authority, Lanter Co., Series 1987
  A, VRDB,
    2.900% 2/1/03                     $  350,000   $    350,000

Springfield Public Utilities Board,
  Series 2001,
    3.750% 1/1/02                        250,000        250,431
                                                    -----------
                                                        600,431
                                                    -----------
NEVADA - 2.9%
Washoe County, Sierra Nevada College
  Project, Series 2000, VRDB,
    2.850% 7/1/25                      3,489,542      3,489,542
                                                    -----------
NEW JERSEY - 0.8%
Bayonne, Series 2000,
    5.000% 7/12/01                     1,000,000      1,000,157
                                                    -----------
NORTH CAROLINA - 0.6%
New Hanover County, Certificates of
  Participation, Series 2000,
    4.500% 12/1/01                       775,000        775,688
                                                    -----------
OHIO - 1.0%
Columbus, Series 1993 A,
    4.500% 7/1/01                        100,000        100,002

Environment Improvement Authority,
  U.S. Steel Corp. Project,
    3.000% 12/1/01                       400,000        400,000

Hancock County, Crystal Glen
  Apartments Project, Series 1998 B,
    2.880% 1/1/31 (a)                    750,000        750,000
                                                    -----------
                                                      1,250,002
                                                    -----------
PENNSYLVANIA - 2.5%
Bucks County Industrial Development
  Authority, USX Corp., Series 1995,
  VRDB,
    2.650% 11/1/17                     1,000,000      1,000,000

Pittsburgh School District, Series
  1998,
    4.000% 9/1/01                        700,000        700,170

Quakertown General Authority, Pooled
  Financing Program, Series 1996 A,
    2.700% 7/1/26                      1,268,000      1,268,000
                                                    -----------
                                                      2,968,170
                                                    -----------


See notes to financial statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES (CONTINUED)         PAR          VALUE
---------------------------------------------------------------

SOUTH CAROLINA - 2.0%
Greenville County School District,
  Series 2001,
    3.500% 12/31/01                   $1,000,000   $  1,001,959

Jobs Economic Development Authority,
  Persona, Inc. Project, Series
  1998,
    2.800% 4/1/18 (a)                  1,400,000      1,400,000
                                                    -----------
                                                      2,401,959
                                                    -----------
SOUTH DAKOTA - 0.4%
Sioux Falls,
    4.500% 11/15/01                      500,000        502,940
                                                    -----------
TENNESSEE - 2.8%
Maryville, Series 2001,
    4.250% 4/1/02                        880,000        885,813

Memphis Certificates of
  Participation,
    3.050% 10/10/01                    1,000,000      1,000,000

Memphis, Series 1992 A:
    5.800% 1/1/05                        250,000        257,307
    6.000% 1/1/12                        250,000        261,263

Oak Ridge, Series 2001,
    4.250% 4/1/02                      1,000,000      1,006,605
                                                    -----------
                                                      3,410,988
                                                    -----------
TEXAS - 9.4%
Brazos Harbor Industrial Development
  Corp., Monsanto Co., Series 1991,
    2.800% 3/1/21                        900,000        900,000

Brownsville Industrial Development
  Corp., Tella Tool & Manufacturing
  Co., Series 2000,
    3.050% 6/1/20 (a)                  1,200,000      1,200,000

Fort Bend County Industrial
  Development Corp., W.W. Grainger,
  Inc., Series 1989, VRDB,
    2.900% 12/1/02                     1,110,000      1,110,000

Grand Prairie Industrial Development
  Authority, W.W. Grainger, Inc.,
  Series 1986, VRDB,
    2.900% 12/1/11 (a)                   900,000        900,000

Harris County, General Obligation
  Corporate Notes,
    3.000% 8/9/01                      2,000,000      2,000,000

Harris County Industrial Development
  Authority, Precision General,
  Inc., Series 1991,
    2.950% 10/1/16 (a) (b)             2,060,000      2,060,000

Nueces River Authority, Corpus
  Christi Lake Texana Project,
  Series 1997,
    4.380% 7/15/01                        50,000         50,008

Public Financing Authority, Series
  1993 A,
    5.000% 10/1/01                    $  250,000   $    250,338

Robertson County Industrial
  Development Corp., Sanderson
  Farms, Inc., Series 1995,
    2.900% 11/1/05 (a)                   300,000        300,000

San Felipe Del Rio Independent
  School District, Series 2000,
    6.000% 8/15/01                       580,000        581,131

Texas, TRAN, Series 2000,
    5.250% 8/31/01                     2,000,000      2,003,209
                                                    -----------
                                                     11,354,686
                                                    -----------
UTAH - 0.3%
Murray City, Series 2001,
    4.000% 6/1/02                        370,000        372,652
                                                    -----------
WASHINGTON - 0.9%
State Housing Finance Commission,
  Hamilton Place Senior Living,
  Series 1996 A,
    2.850% 7/1/28 (a)                  1,090,000      1,090,000
                                                    -----------
WISCONSIN - 9.3%
Carlton, Wisconsin Power & Light
  Co., Series 1988,
    3.000% 8/1/15                        800,000        800,000

Cedarburg School District, Series
  2001 B,
    5.750% 3/1/02                        260,000        263,634

Chase, Belgiosio Cheese, Inc.,
  Series 1998, VRDB,
    2.950% 4/1/11 (a) (b)              1,000,000      1,000,000

Fond du Lac, Brenner Tank, Inc.,
  Series 1994,
    2.950% 11/1/04 (a)                 1,690,000      1,690,000

Holland, White Clover Dairy, Inc.,
  Series 1994,
    2.950% 5/1/05 (a) (b)              2,105,000      2,105,000

Kenosha, Monarch Plastics, Inc.,
  Series 1994,
    2.950% 12/1/09 (a) (b)             1,575,000      1,575,000

Pewaukee School District, Series
  2001,
    3.130% 5/30/02                     1,000,000      1,001,293

State Health & Educational
  Facilities Authority, Grace
  Lutheran Foundation, Series 1999,
  VRDB,
    2.750% 7/1/14 (b)                  2,555,000      2,555,000

Whitnall School District, Series
  2001,
    3.550% 4/1/02                        250,000        249,870
                                                    -----------
                                                     11,239,797
                                                    -----------

See notes to financial statements.

---------------------------------------------------------------
INVESTMENT PORTFOLIO--SR&F MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------


MUNICIPAL SECURITIES (CONTINUED)                      VALUE
---------------------------------------------------------------

TOTAL MUNICIPAL SECURITIES (cost of
$123,803,504) (c)                                  $123,803,504
                                                   ------------
OTHER ASSETS & LIABILITIES,
  NET - (2.2%)                                       (2,604,811)
                                                   ------------
NET ASSETS - 100.0%                                $121,198,693
                                                   ============

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities are subject to federal alternative minimum tax. At June 30, 2001, the aggregate amortized cost of these securities represented 32.2% of total net assets.

(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $22,105,000, which represents 18.2% of net assets.

(c) Cost for both financial statement and federal income tax purposes is the same.

    Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank. The rates listed are as of June 30, 2001.


ACRONYM                           NAME
-------                --------------------------

TAN                    Tax Anticipation Notes
TRAN                   Tax and Revenue
                       Anticipation Notes
VRDB                   Variable Rate Demand Bonds


See notes to financial statements.

--------------------------------------------------------------------------------
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2001

ASSETS
Investments, at value
  (cost of $123,803,504)                        $123,803,504
Cash                               $   79,674
Receivable for:
  Investments sold                    180,116
  Interest                            787,231
Other assets                            5,105
                                    ---------
  Total Assets                                   124,855,630
                                                 -----------
LIABILITIES
Payable for:
  Investments purchased            $3,611,279
  Distributions                        11,534
  Management fee                       25,944
  Transfer agent fee                      500
  Bookkeeping fee                       2,239
  Custody fee                             502
Other liabilities                       4,939
                                    ---------
  Total Liabilities                                3,656,937
                                                 -----------
    Net Assets Applicable to
      Investors' Beneficial
      Interest                                  $121,198,693
                                                 -----------

--------------------------------------------------------------------------------
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended June 30, 2001

INVESTMENT INCOME
Interest income                                  $5,119,544
EXPENSES
Management fee                        $320,261
Transfer agent fee                       5,997
Bookkeeping fee                         26,953
Audit fee                               19,396
Trustees' fee                            8,388
Custody fee                              6,200
Other expenses                          31,054
                                       -------
  Total Expenses                       418,249
                                       -------
  Custody credits earned                (2,729)
                                       -------
  Net Expenses                                      415,520
                                                  ---------
  Net Investment Income                           4,704,024
                                                  ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on investments                    (30,258)
Net change in unrealized
  appreciation/ depreciation on
  investments                                         2,978
                                                  ---------
  Net Loss                                          (27,280)
                                                  ---------
INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $4,676,744
                                                  ---------


See notes to financial statements.

--------------------------------------------------------------------------------
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      YEAR           YEAR
                                     ENDED           ENDED
                                    JUNE 30,       JUNE 30,
INCREASE (DECREASE) IN NET ASSETS     2001           2000
--------------------------------------------------------------

OPERATIONS
Net investment income             $  4,704,024   $   4,672,103
Net realized loss on investments       (30,258)         (9,305)
Net change in unrealized
  appreciation/depreciation on
  investments                            2,978          (2,978)
                                  ------------   -------------
  Net Increase from Operations       4,676,744       4,659,820
                                  ------------   -------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST
Contributions                       88,227,756     104,696,255
Withdrawals                        (96,785,086)   (118,326,546)
                                  ------------   -------------
  Net Decrease from Transactions
    in Investors' Beneficial
    Interest                        (8,557,330)    (13,630,291)
                                  ------------   -------------
  Total Decrease in Net Assets      (3,880,586)     (8,970,471)
NET ASSETS
Beginning of period                125,079,279     134,049,750
                                  ------------   -------------
End of period                     $121,198,693   $ 125,079,279
                                  ============   =============

--------------------------------------------------------------------------------
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                  YEAR ENDED JUNE 30,
                                       -----------------------------------------
                                       2001     2000     1999     1998     1997
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (a)                           0.32%    0.30%    0.30%    0.34%    0.32%
Net investment income (a)              3.66%    3.57%    3.07%    3.41%    3.36%


(a) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F MUNICIPAL MONEY MARKET PORTFOLIO--NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ORGANIZATION

SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust (the "Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, Liberty Municipal Money Market Fund owned 10.7% of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

Effective July 1, 2001, the Portfolio will adopt the provisions of the AICPA Audit and Accounting guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Portfolio currently has not determined the impact of the adoption of the new accounting policy.

SECURITY VALUATIONS:

Short-term municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments include certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 2001, 87.8% of the Portfolio's investments were backed by bank letters of credit. See the Portfolio's Investment Portfolio for additional information on the portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS REGARDING AFFILIATES

MANAGEMENT AND ADMINISTRATIVE FEES:

The Portfolio pays monthly management fees to Stein Roe & Farnham, Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Portfolio's average net assets.

TRANSFER AGENT FEE:

Liberty Fund Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a fixed fee of $6,000 annually from the Portfolio.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No renumeration was paid to any other trustee or officer or the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2001


ASSETS
Investments in Portfolio, at
  value                                          $13,020,351
Cash                                                  15,786
Receivable for:
  Fund shares sold                                     4,934
Deferred Trustees' compensation
  plan                                                 7,179
Expense reimbursement due from Advisor                17,937
Other assets                                           4,634
                                                 -----------
  Total Assets                                    13,070,821
                                                 -----------
LIABILITIES
Payable for:
  Fund shares repurchased                             48,478
  Distributions                                        6,295
  Administration fee                                   2,844
  Transfer agent fee                                   1,961
  Bookkeeping fee                                      1,500
  Custody fee                                             75
  Reports to shareholders                              6,686
  Deferred Trustees' fee                                 168
  Other liabilities                                    3,759
                                                 -----------
  Total Liabilities                                   71,766
                                                 -----------
NET ASSETS                                       $12,999,055
                                                 -----------
COMPOSITION OF NET ASSETS
Paid in capital                                  $13,003,703
Undistributed net investment income                    1,649
Accumulated net realized loss                         (5,886)
Net unrealized depreciation on investments              (411)
                                                 -----------

NET ASSETS                                       $12,999,055
                                                 ===========
Net asset value, offering and redemption price
  per share -- Class A
  ($12,386,148/12,394,192)                       $      1.00(a)
                                                 ===========

Net asset value, offering and redemption price
  per share -- Class B ($223,192/223,290)        $      1.00(a)
                                                 ===========

Net asset value, offering and redemption price
  per share -- Class C ($389,715/389,284)        $      1.00(a)
                                                 ===========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended June 30, 2001


INVESTMENT INCOME
Interest income allocated from Portfolio                 $517,844

EXPENSES
Expenses allocated from Portfolio           $  41,958
Administration fee                             32,072
Service fee -- Class B                          1,265
Service fee -- Class C                            623
Distribution fee -- Class B                     3,796
Distribution fee -- Class C                     1,868
Transfer agent fee                             27,742
Bookkeeping fee                                18,250
Trustees' fee                                   3,794
Custody fee                                     5,817
Audit fee                                      14,813
Legal fee                                       6,266
Reports to Shareholders                        23,878
Registration fee                               23,178
Other expenses                                  2,790
                                            ---------
  Total Expenses                              208,110
  Fees and expenses waived or borne
    by Administrator                         (103,860)
  Fees waived by Distributor -- Class C        (1,494)
                                            ---------
  Net Expenses                                            102,756
                                                         --------
  Net Investment Income                                   415,088
                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss on investments
  allocated from Portfolio                                 (4,013)
Net change in unrealized
  appreciation/depreciation on
  investments allocated from
  Portfolio                                                   354
                                                         --------
  Net Loss                                                 (3,659)
                                                         --------
Increase in Net Assets from Operations                   $411,429
                                                         ========


See notes to financial statements.

----------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                                                  YEAR             YEAR
                                                 ENDED            ENDED
                                                JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                 2001             2000
----------------------------------------------------------------------------

Operations
Net investment income                          $    415,088     $    457,826
Net realized loss on investments
  allocated from Portfolio                           (4,013)              --
Net change in unrealized
  appreciation/depreciation on
  investments allocated from  Portfolio                 354               --
                                               ------------     ------------
  Net Increase from Operations                      411,429          457,826
                                               ------------     ------------
Distribution to Shareholders
From net investment
  income -- Class A                                (395,786)        (428,677)
From net investment
  income -- Class B                                 (11,764)         (19,843)
From net investment
  income -- Class C                                  (6,997)          (7,494)
                                               ------------     ------------
  Total Distributions to Shareholders              (414,547)        (456,014)
                                               ------------     ------------
Share Transactions
Subscriptions -- Class A                          9,712,984       64,314,944
Distributions reinvested -- Class  A                323,170          351,524
Redemptions -- Class A                          (11,007,936)     (63,910,265)
                                               ------------     ------------
  Net Increase (Decrease) -- Class  A              (971,782)         756,203
                                               ------------     ------------
Subscriptions -- Class B                            668,745        1,854,031
Distributions reinvested -- Class  B                  9,021           15,436
Redemptions -- Class B                           (1,131,825)      (2,292,002)
                                               ------------     ------------
  Net Decrease -- Class B                          (454,059)        (422,535)
                                               ------------     ------------
Subscriptions -- Class C                            351,512          558,202
Distributions reinvested -- Class C                   6,745            6,111
Redemptions -- Class C                             (190,421)        (520,947)
                                               ------------     ------------
  Net Increase -- Class C                           167,836           43,366
                                               ------------     ------------
  Net Increase (Decrease) from
    Share Transactions                           (1,258,005)         377,034
                                               ------------     ------------
  Total Increase (Decrease) in Net Assets        (1,261,123)         378,846

NET ASSETS
Beginning of period                              14,260,178       13,881,332
                                               ------------     ------------
End of period (including
  undistributed net investment
  income of $1,649 and $1,108, respectively)   $ 12,999,055     $ 14,260,178
                                               ============     ============

CHANGES IN SHARES OF BENEFICIAL INTEREST

Subscriptions -- Class A                          9,717,048       64,314,944
Issued for distributions
  reinvested -- Class A                             323,170          351,524
Redemptions -- Class A                          (11,007,936)     (63,910,265)
                                                -----------      -----------
  Net Increase (Decrease) -- Class A               (967,718)         756,203
                                                -----------      -----------
Subscriptions -- Class B                            668,818        1,854,031
Issued for distributions
  reinvested -- Class B                               9,021           15,436
Redemptions -- Class B                           (1,131,825)      (2,292,002)
                                                -----------      -----------
  Net Decrease -- Class B                          (453,986)        (422,535)
                                                -----------      -----------
Subscriptions -- Class C                            351,638          558,202
Issued for distributions
  reinvested -- Class C                               6,745            6,111
Redemptions -- Class C                             (190,421)        (520,947)
                                                -----------      -----------
  Net Increase -- Class C                           167,962           43,366
                                                -----------      -----------
  Total Increase (Decrease) in
    Shares of Beneficial Interest                (1,253,742)         377,034
                                                -----------      -----------


See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Municipal Money Market Fund, formerly Liberty Tax-Exempt Money Market Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the "Portfolio"), a Massachusetts common law trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.7% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold at net asset value (NAV). A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:


ORIGINAL PURCHASE                                CONVERTS TO CLASS A SHARES
---------------------------------------------------------------------------
Less than $250,000                                        8 years
$250,000 to less than $500,000                            4 years
$500,000 to less than $1,000,000                          3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward up to eight years following the year of the loss and offset any such losses against any future realized gains. At June 30, 2001 the Fund had capital loss carryforwards as follows:


CAPITAL LOSS CARRYFORWARD                              YEARS OF EXPIRATION
--------------------------------------------------------------------------

$4,358                                                      2004-2009

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid in capital.

The following reclassifications have been made to the financial statements.

                          INCREASE (DECREASE)
-----------------------------------------------------------------------------
PAID IN CAPITAL                                 ACCUMULATED NET REALIZED LOSS
-----------------------------------------------------------------------------
     $(175)                                                 $175

These differences are primarily due to tax equalization utilized during the period. Net investment income, net realized gains (losses) and net asset were not affected by this reclassification.

Additionally, $1,528 of net capital losses attributable to security transactions incurred after October 31, 2000 are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

ADMINISTRATOR:

Colonial Management Associates, Inc. (the "Administrator") provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Distributor, Inc. (the "Distributor"), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended June 30, 2001, the Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $4,913 and $3,637 on Class A and Class B share redemptions, respectively. The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                      YEAR ENDED JUNE 30, 2001
                                                  -------------------------------
                                                  CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.000     $ 1.000     $ 1.000
                                                  -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                        0.033       0.023       0.029
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.033)     (0.023)     (0.029)
                                                  -------     -------     -------
NET ASSET VALUE, END OF PERIOD                    $ 1.000     $ 1.000     $ 1.000
                                                  =======     =======     =======
Total return (c)(d)                                 3.31%       2.37%       2.89%(e)
                                                  =======     =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (a)                                        0.75%       1.75%       1.15%
Waiver/reimbursement (a)                            0.80%       0.80%       1.40%
Net investment income (a)                           3.27%       2.27%       2.87%
Net assets at end of period (000)                 $12,386     $   223     $   390


(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
--------------------------------------------------------------------------------

Federal Income Tax Information (unaudited)

For the taxable year ended June 30, 2001, 100% of the distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.
--------------------------------------------------------------------------------

                                                      YEAR ENDED JUNE 30, 2000
                                                   -----------------------------
                                                   CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.000    $ 1.000    $ 1.000
                                                   -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                         0.032      0.022      0.028(c)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                          (0.032)    (0.022)    (0.028)
                                                   -------    -------    -------
NET ASSET VALUE, END OF PERIOD                     $ 1.000    $ 1.000    $ 1.000
                                                   =======    =======    =======
Total return (d)(e)                                   3.20%      2.17%      2.78%(f)
                                                   =======    =======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                          0.75%      1.75%      1.15%(c)
Waiver/reimbursement (b)                              0.69%      0.69%      0.69%
Net investment income (b)                             3.15%      2.15%      2.75%(c)
Net assets at end of period (000)                  $13,362    $   677    $   221

(a) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for each class of shares.

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.

(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                   YEAR ENDED JUNE 30, 1999
                                                ------------------------------
                                                CLASS A    CLASS B     CLASS C
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.000    $ 1.000     $ 1.000
                                                -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                      0.026      0.016       0.022(c)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                       (0.026)    (0.016)     (0.022)
                                                -------    -------     -------
NET ASSET VALUE, END OF PERIOD                  $ 1.000    $ 1.000     $ 1.000
                                                =======    =======     =======
Total return (d)(e)                                2.68%      1.65%       2.27%(f)
                                                =======    =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                       0.75%      1.75%       1.15%(c)
Waivers/reimbursement (b)                          0.75%      0.75%       0.75%
Net investment income (b)                          2.66%      1.66%       2.26%(c)
Net assets at end of period (000)               $12,604    $ 1,099     $   178

(a) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for each class of shares.

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.

(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

                                                        YEAR ENDED JUNE 30, 1998
                                                  -----------------------------------
                                                  CLASS A     CLASS B     CLASS C (B)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.000     $ 1.000        $ 1.000
                                                  -------     -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(c)                        0.030       0.023          0.024(d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.030)     (0.023)        (0.024)
                                                  -------     -------        -------
NET ASSET VALUE, END OF PERIOD                    $ 1.000     $ 1.000        $ 1.000
                                                  =======     =======        =======
Total return (e)(f)                                  3.03%       2.31%          2.40%(g)(h)
                                                  =======     =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                         0.75%       1.48%          1.15%(d)(i)
Waiver/reimbursement (c)                             0.70%       0.70%          0.70%(i)
Net investment income (c)                            3.02%       2.29%          2.62%(d)(i)
Net assets at end of period (000)                 $16,389     $ 1,270        $   176

(a) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for each class of shares.

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(d) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.

(f) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not Annualized.

(i)  Annualized.

See notes to financial statements.

--------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND--FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                  YEAR ENDED JUNE 30, 1997
                                                  ------------------------
                                                  CLASS A          CLASS B
--------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.000          $ 1.000
                                                  -------          -------
INCOME FROM INVESTMENT OPERATIONS

Net investment income (a)(b)                        0.029            0.021
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.029)          (0.021)
                                                  -------          -------
NET ASSET VALUE, END OF PERIOD                    $ 1.000          $ 1.000
                                                  =======          =======
Total return (c)(d)                                  2.98%            2.12%
                                                  =======          =======
RATIOS TO AVERAGE NET ASSETS

Expenses (b)                                         0.75%            1.66%
Waiver/reimbursement (b)                             0.46%            0.46%
Net investment income (b)                            2.94%            2.03%
Net assets at end of period (000)                 $18,450          $ 1,203


(a) Net of fees and expenses waived or borne by the Administrator which amounted to $0.005 per share for each class of shares.

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.


See notes to financial statements.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS, HOLDERS OF INVESTORS' BENEFICIAL INTERESTS AND BOARD OF TRUSTEES OF LIBERTY FUNDS TRUST IV AND SR&F BASE TRUST


LIBERTY MUNICIPAL MONEY MARKET FUND
STEIN ROE MUNICIPAL MONEY MARKET PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Liberty Municipal Money Market Fund (formerly, Liberty Tax-Exempt Money Market Fund, a series of Liberty Funds Trust IV) and the accompanying statement of assets and liabilities, including the portfolio of investments, of Stein Roe Municipal Money Market Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 1999 for the Liberty Municipal Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty Funds Trust IV and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.


                                     /s/ Ernst & Young LLP

Boston, Massachusetts
August 22, 2001

                       This page intentionally left blank

--------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Municipal Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

ANNUAL REPORT:
LIBERTY MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)


--------------------------------------------------------------------------------
L I B E R T Y   F U N D S
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ALL STAR      Institutional money management approach for individual investors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLONIAL      Fixed income and value style equity investing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CRABBE        A contrarian approach to fixed income and equity investing.
HUSON
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEWPORT       A leader in international investing.(SM)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STEIN ROE     Innovative solutions for growth and income investing.
ADVISOR
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[KEYPORT      A leading provider of innovative annuity products.
LOGO]
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND                                ANNUAL REPORT
--------------------------------------------------------------------------------

[LIBERTY                                                           -------------
FUNDS                                                                PRSRT STD
LOGO]                                                              U.S. POSTAGE
                                                                       PAID
ALL STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR   HOLLISTON, MA
                                                                   PERMIT NO. 20
                                                                   -------------
Liberty Funds Distributor, Inc.(C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com



                                                776-02/530G-0601 (07/01) 01/1534